Investments in Affiliates - Additional Information (Detail) ¥ in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	May. 29, 2015	Oct. 31, 2012	Mar. 31, 2009 JPY (¥)		Mar. 31, 2009 INR (₨)	Mar. 25, 2009	Feb. 29, 2008	Mar. 14, 2006
Schedule of Equity Method Investments [Line Items]
Investment, carrying amount	¥ 439,070	¥ 424,531
Impairment on equity investment		51,279	¥ 25,913
Amount of shares of undistributed earnings of affiliates	44,367	36,111	30,311
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 280,140	264,751
Fair Value, Measurements, Nonrecurring
Schedule of Equity Method Investments [Line Items]
Aggregate market price of the PLDT shares owned		¥ 44,968
Fair Value, Measurements, Nonrecurring | Equity Method Investments | Discounted Cash Flow Method
Schedule of Equity Method Investments [Line Items]
Weighted average cost of capital, input value		12.60%
Sumitomo Mitsui Card Co Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	34.00%	34.00%
Philippine Long Distance Telephone Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.00%	15.00%									7.00%
Percentage of voting interests	9.00%	9.00%			9.00%
Investment, carrying amount	¥ 143,819	¥ 130,815
Aggregate market price of the PLDT shares owned	¥ 240,522	¥ 197,354
Philippine Long Distance Telephone Company | NTT Communications Corporation
Schedule of Equity Method Investments [Line Items]
Ownership percentage	6.00%
Philippine Long Distance Telephone Company | NTT Docomo
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.00%
Philippine Long Distance Telephone Company | NTT Docomo and NTT Communications Corporation
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Philippine Long Distance Telephone Company | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentage					40.00%
Philippine Long Distance Telephone Company | Additional
Schedule of Equity Method Investments [Line Items]
Ownership percentage										7.00%
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	26.50%	26.50%							26.00%
Capital alliance entered with TTSL	On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited ("Tata Sons"), the parent company of TTSL.
Impairment on equity investment		¥ 51,244	¥ 6,813
Equity method investment, DOCOMO holds the right to require shares be acquired, percentage of acquisition price						50.00%		50.00%
Equity method investment, DOCOMO holds the right to require shares be acquired, amount						¥ 141,400	[1]	₨ 72.5
Tata Teleservices Limited | Subsequent Event | India, Rupees
Schedule of Equity Method Investments [Line Items]
Foreign currency exchange rate				1.95

[1]	1 rupee = ¥1.95 as of May 29, 2015